Movement in Working Capital and Provisions for Liabilities - Summary of Movement in Working Capital and Provisions for Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	€ 677	€ 794	€ 793
Reclassified from held for sale (i)	294
Translation adjustment	28	(84)	60
Arising on acquisition (note 32)	265	45	41
Disposals	(499)	(29)	(24)
- arising on acquisitions during year (note 32)	(103)	(45)	(22)
- paid during year	55	53	57
Deferred proceeds arising on disposals during year	10	3	7
Interest accruals and discount unwinding	(42)	(23)	(54)
Reclassification		48
Transfer to property, plant and equipment			(8)
Increase in working capital and provisions for liabilities	463	209	(56)
Reclassified as held for sale		(294)
Ending balance	1,148	677	794
Inventories [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	2,715	2,939	2,873
Reclassified from held for sale (i)	266
Translation adjustment	52	(218)	20
Arising on acquisition (note 32)	255	114	9
Disposals	(405)	(34)	(18)
Reclassification		(3)
Increase in working capital and provisions for liabilities	178	183	55
Reclassified as held for sale		(266)
Ending balance	3,061	2,715	2,939
Trade and other receivables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	3,786	4,191	4,126
Reclassified from held for sale (i)	334
Translation adjustment	57	(286)	(12)
Arising on acquisition (note 32)	318	129	28
Disposals	(390)	(16)	(15)
Deferred proceeds arising on disposals during year	10	3	7
Interest accruals and discount unwinding		1
Reclassification		(14)
Transfer to property, plant and equipment			(8)
Increase in working capital and provisions for liabilities	140	112	65
Reclassified as held for sale		(334)
Ending balance	4,255	3,786	4,191
Trade and other payables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(4,760)	(5,276)	(5,171)
Reclassified from held for sale (i)	(306)
Translation adjustment	(71)	348	26
Arising on acquisition (note 32)	(224)	(149)	(14)
Disposals	293	20	8
- arising on acquisitions during year (note 32)	(103)	(45)	(22)
- paid during year	55	53	57
Interest accruals and discount unwinding	(21)		(24)
Reclassification		65
Increase in working capital and provisions for liabilities	56	(82)	(136)
Reclassified as held for sale		306
Ending balance	(5,081)	(4,760)	(5,276)
Provisions for liabilities [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(1,064)	(1,060)	(1,035)
Translation adjustment	(10)	72	26
Arising on acquisition (note 32)	(84)	(49)	18
Disposals	3	1	1
Interest accruals and discount unwinding	(21)	(24)	(30)
Increase in working capital and provisions for liabilities	89	(4)	(40)
Ending balance	€ (1,087)	€ (1,064)	€ (1,060)